Investments - Summary of Financial Statement in Joint Venture (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure of joint ventures [line items]
Non-current assets	€ 56,890.0	€ 58,452.0
Current assets	8,729.0	10,331.0
Total Assets	65,619.0	68,783.0		€ 68,326.0
Non-current liabilities	30,991.0	32,612.0
Current liabilities	12,881.0	12,388.0
Total Liabilities	43,872.0	45,000.0
Equity	21,747.0	23,783.0	€ 23,553.0	23,695.0	€ 21,249.0
Total Equity and liabilities	65,619.0	68,783.0		€ 68,326.0
Profit (loss) for the year	€ (1,152.0)	1,287.0	€ 1,966.0
Alfiere SPA [member]
Disclosure of joint ventures [line items]
Non-current assets		156.6
Current assets		3.5
Total Assets		160.1
Non-current liabilities		142.9
Current liabilities		13.6
Total Liabilities		156.5
Equity		3.6
Total Equity and liabilities		160.1
Profit (loss) for the year		(5.7)
TIM Group's share 50% [member]
Disclosure of joint ventures [line items]
Non-current assets		78.3
Current assets		1.8
Total Assets		80.1
Non-current liabilities		71.5
Current liabilities		6.8
Total Liabilities		78.3
Equity		1.8
Total Equity and liabilities		80.1
Profit (loss) for the year		€ (2.9)